NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 16.3%
	AEROSPACE & DEFENSE - 0.4%
174	General Dynamics Corporation	$ 43,171
183	L3Harris Technologies, Inc.	38,102
93	Lockheed Martin Corporation	45,244
179	Teledyne Technologies, Inc.(a)	71,584
		198,101
	ASSET MANAGEMENT - 0.1%
858	Icahn Enterprises, L.P.	43,471

	BEVERAGES - 0.7%
624	Brown-Forman Corporation, Class B	40,984
926	Coca-Cola Company (The)	58,903
233	Constellation Brands, Inc., Class A	53,998
1,910	Keurig Dr Pepper, Inc.	68,111
572	Monster Beverage Corporation(a)	58,075
238	PepsiCo, Inc.	42,997
		323,068
	BIOTECH & PHARMA - 1.3%
473	AbbVie, Inc.	76,441
759	BioMarin Pharmaceutical, Inc.(a)	78,549
560	Bristol-Myers Squibb Company	40,292
688	Gilead Sciences, Inc.	59,065
1,071	Incyte Corporation(a)	86,023
413	Johnson & Johnson	72,956
61	Regeneron Pharmaceuticals, Inc.(a)	44,011
1,032	Royalty Pharma plc, Class A	40,785
337	Seagen, Inc.(a)	43,308
534	Zoetis, Inc.	78,258
		619,688
	CABLE & SATELLITE - 0.1%
9,414	Sirius XM Holdings, Inc.	54,978

	CHEMICALS - 0.5%
274	Air Products and Chemicals, Inc.	84,463
278	Ecolab, Inc.	40,466

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 16.3% (Continued)
	CHEMICALS - 0.5% (Continued)
281	Linde plc	$ 91,657
		216,586
	COMMERCIAL SUPPORT SERVICES - 0.4%
131	Cintas Corporation	59,162
1,109	Rollins, Inc.	40,523
423	Waste Connections, Inc.	56,073
346	Waste Management, Inc.	54,280
		210,038
	CONSTRUCTION MATERIALS - 0.1%
248	Vulcan Materials Company	43,427

	DIVERSIFIED INDUSTRIALS - 0.7%
317	Dover Corporation	42,925
471	Eaton Corp plc	73,923
471	Emerson Electric Company	45,244
363	Honeywell International, Inc.	77,791
341	Illinois Tool Works, Inc.	75,122
		315,005
	ELECTRICAL EQUIPMENT - 0.8%
544	AMETEK, Inc.	76,008
1,120	Amphenol Corporation, Class A	85,277
1,312	Fortive Corporation	84,296
256	Keysight Technologies, Inc.(a)	43,794
201	Roper Technologies, Inc.	86,850
		376,225
	ENTERTAINMENT CONTENT - 0.3%
1,109	Activision Blizzard, Inc.	84,894
668	Electronic Arts, Inc.	81,616
		166,510
	FOOD - 0.5%
1,830	Hormel Foods Corporation	83,357
1,033	McCormick & Company, Inc.	85,625
1,319	Mondelez International, Inc., Class A	87,911
		256,893

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 16.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.2%
612	Quest Diagnostics, Inc.	$ 95,741

	HOUSEHOLD PRODUCTS - 0.7%
1,058	Church & Dwight Company, Inc.	85,285
1,108	Colgate-Palmolive Company	87,299
664	Kimberly-Clark Corporation	90,138
603	Procter & Gamble Company (The)	91,391
		354,113
	INDUSTRIAL SUPPORT SERVICES - 0.2%
1,703	Fastenal Company	80,586

	INTERNET MEDIA & SERVICES - 0.3%
859	Alphabet, Inc., Class A(a)	75,790
431	VeriSign, Inc.(a)	88,545
		164,335
	LEISURE FACILITIES & SERVICES - 0.4%
38	Chipotle Mexican Grill, Inc.(a)	52,725
269	McDonald's Corporation	70,890
700	Yum! Brands, Inc.	89,656
		213,271
	MACHINERY - 0.2%
321	IDEX Corporation	73,294

	MEDICAL EQUIPMENT & DEVICES - 3.0%
805	Abbott Laboratories	88,381
501	Agilent Technologies, Inc.	74,975
346	Becton Dickinson and Company	87,988
1,960	Boston Scientific Corporation(a)	90,689
312	Danaher Corporation	82,811
1,027	Edwards Lifesciences Corporation(a)	76,624
97	Embecta Corporation	2,453
1,099	Hologic, Inc.(a)	82,216
203	IDEXX Laboratories, Inc.(a)	82,816
359	Intuitive Surgical, Inc.(a)	95,261

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 16.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.0% (Continued)
1,008	Medtronic plc	$ 78,342
63	Mettler-Toledo International, Inc.(a)	91,063
384	ResMed, Inc.	79,922
442	STERIS plc	81,633
383	Stryker Corporation	93,640
154	Thermo Fisher Scientific, Inc.	84,806
258	Waters Corporation(a)	88,386
319	West Pharmaceutical Services, Inc.	75,077
		1,437,082
	RETAIL - CONSUMER STAPLES - 0.2%
178	Costco Wholesale Corporation	81,257

	RETAIL - DISCRETIONARY - 0.3%
280	Home Depot, Inc. (The)	88,441
226	Lululemon Athletica, Inc.(a)	72,406
		160,847
	SEMICONDUCTORS - 0.4%
444	Analog Devices, Inc.	72,829
153	Monolithic Power Systems, Inc.	54,102
511	Texas Instruments, Inc.	84,427
		211,358
	SOFTWARE - 0.8%
942	Akamai Technologies, Inc.(a)	79,411
344	ANSYS, Inc.(a)	83,107
104	Intuit, Inc.	40,479
342	Microsoft Corporation	82,018
122	Tyler Technologies, Inc.(a)	39,334
502	Veeva Systems, Inc., Class A(a)	81,013
		405,362
	TECHNOLOGY HARDWARE - 0.6%
577	Apple, Inc.	74,970
343	Arista Networks, Inc.(a)	41,623
1,851	Cisco Systems, Inc.	88,181

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 16.3% (Continued)
	TECHNOLOGY HARDWARE - 0.6% (Continued)
938	Garmin Ltd.	$ 86,568
		291,342
	TECHNOLOGY SERVICES - 1.7%
292	Accenture plc, Class A	77,917
284	Broadridge Financial Solutions, Inc.	38,093
874	Cognizant Technology Solutions Corporation, Class A	49,984
171	FactSet Research Systems, Inc.	68,607
251	Mastercard, Inc., Class A	87,280
199	Moody's Corporation	55,445
180	MSCI, Inc.	83,731
706	Paychex, Inc.	81,585
248	S&P Global, Inc.	83,065
466	Verisk Analytics, Inc.	82,212
418	Visa, Inc., Class A	86,844
		794,763
	TOBACCO & CANNABIS - 0.3%
1,578	Altria Group, Inc.	72,130
880	Philip Morris International, Inc.	89,065
		161,195
	TRANSPORTATION & LOGISTICS - 0.9%
2,802	CSX Corporation	86,806
545	Expeditors International of Washington, Inc.	56,636
328	JB Hunt Transport Services, Inc.	57,190
178	Norfolk Southern Corporation	43,863
303	Old Dominion Freight Line, Inc.	85,985
405	Union Pacific Corporation	83,863
		414,343
	WHOLESALE - DISCRETIONARY - 0.2%
1,399	Copart, Inc.(a)	85,185

	TOTAL COMMON STOCKS (Cost $7,776,095)	7,848,064

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 70.6%
	EQUITY - 66.7%
4,501	Communication Services Select Sector SPDR Fund	$ 216,003
5,743	Consumer Discretionary Select Sector SPDR Fund	741,766
1,671	Consumer Staples Select Sector SPDR Fund	124,573
28,014	Fidelity Low Volatility Factor ETF	1,293,687
63,553	Fidelity Momentum Factor ETF	2,721,339
29,129	Fidelity Quality Factor ETF	1,293,328
24,996	Financial Select Sector SPDR Fund	854,863
6,623	Industrial Select Sector SPDR Fund	650,445
17,908	iShares MSCI USA Min Vol Factor ETF	1,291,167
18,652	iShares MSCI USA Momentum Factor ETF	2,721,856
11,325	iShares MSCI USA Quality Factor ETF	1,290,597
72,353	JPMorgan US Momentum Factor ETF	2,726,985
33,341	JPMorgan US Quality Factor ETF	1,291,964
2,860	Materials Select Sector SPDR Fund	222,165
8,725	Real Estate Select Sector SPDR Fund	322,214
9,540	SPDR SSGA US Large Cap Low Volatility Index ETF	1,293,910
10,198	Technology Select Sector SPDR Fund	1,269,039
4,164	Utilities Select Sector SPDR Fund	293,562
24,936	Vanguard S&P 500 ETF	8,761,014
23,910	Vanguard US Momentum Factor ETF	2,727,175
		32,107,682
	FIXED INCOME - 3.9%
22,794	iShares 1-3 Year Treasury Bond ETF	1,850,189

	TOTAL EXCHANGE-TRADED FUNDS (Cost $33,660,007)	33,957,871

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.1%
	MONEY MARKET FUNDS - 0.1%
67,524	First American Government Obligations Fund Class X, 4.08% (Cost $67,524)(b)(e)	67,524

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Contracts(c)
	INDEX OPTIONS PURCHASED - 2.4%		Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.9%
12	S&P 500 INDEX SPX US 06/16/23 C4650	GS	06/16/2023	$ 4,650	$ 5,580,000	$ 15,720
26	S&P 500 INDEX SPX US 07/21/23 C5000	GS	07/21/2023	5,000	13,000,000	12,350
29	S&P 500 INDEX SPX US 08/18/23 C4850	GS	08/18/2023	4,850	14,065,000	36,975
30	S&P 500 INDEX SPX US 09/15/23 C4600	GS	09/15/2023	4,600	13,800,000	136,500
32	S&P 500 INDEX SPX US 10/20/23 C4900	GS	10/20/2023	4,900	15,680,000	69,120
26	S&P 500 INDEX SPX US 11/17/23 C4700	GS	11/17/2023	4,700	12,220,000	137,930
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,154,543)					408,595

	PUT OPTIONS PURCHASED - 1.5%
38	S&P 500 INDEX SPX US 03/17/23 P3300	GS	03/17/2023	$ 3,300	$ 12,540,000	$ 79,420
22	S&P 500 INDEX SPX US 03/17/23 P3475	GS	03/17/2023	3,475	7,645,000	91,850
8	S&P 500 INDEX SPX US 06/16/23 P3200	GS	06/16/2023	3,200	2,560,000	41,760
7	S&P 500 INDEX SPX US 07/21/23 P3500	GS	07/21/2023	3,500	2,450,000	84,910
5	S&P 500 INDEX SPX US 08/18/23 P3550	GS	08/18/2023	3,550	1,775,000	73,850
5	S&P 500 INDEX SPX US 09/15/23 P3550	GS	09/15/2023	3,550	1,775,000	79,800
7	S&P 500 INDEX SPX US 10/20/23 P3600	GS	10/20/2023	3,600	2,520,000	131,390
8	S&P 500 INDEX SPX US 11/17/23 P3500	GS	11/17/2023	3,500	2,800,000	136,440
	TOTAL PUT OPTIONS PURCHASED (Cost - $907,503)					719,420

	TOTAL INDEX OPTIONS PURCHASED (Cost - $2,062,046)					1,128,015

	TOTAL INVESTMENTS - 89.4% (Cost $43,565,672)					$ 43,001,474
	CALL OPTIONS WRITTEN – (0.0)% (Proceeds - $23,868)					(16,510)
	PUT OPTIONS WRITTEN - (0.4)% (Proceeds - $281,693)					(169,820)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 11.0%					5,312,737
	NET ASSETS - 100.0%					$ 48,127,881

Contracts(c)
	WRITTEN INDEX OPTIONS - (0.4)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- 0.0%(d)
26	S&P 500 INDEX SPX US 11/17/23 C5400	GS	11/17/2023	$ 5,400	$ (14,040,000)	$ 16,510
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $23,868)

	PUT OPTIONS WRITTEN - (0.4)%
38	S&P 500 INDEX SPX US 03/17/23 P2850	GS	03/17/2023	$ 2,850	$ (10,830,000)	$ 20,330
22	S&P 500 INDEX SPX US 03/17/23 P3075	GS	03/17/2023	3,075	(6,765,000)	20,460
7	S&P 500 INDEX SPX US 07/21/23 P2750	GS	07/21/2023	2,750	(1,925,000)	18,445
5	S&P 500 INDEX SPX US 08/18/23 P2750	GS	08/18/2023	2,750	(1,375,000)	16,125
5	S&P 500 INDEX SPX US 09/15/23 P2800	GS	09/15/2023	2,800	(1,400,000)	20,700
7	S&P 500 INDEX SPX US 10/20/23 P2800	GS	10/20/2023	2,800	(1,960,000)	33,880

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Contracts(c) (continued)
	WRITTEN INDEX OPTIONS - (0.4)% (Continued)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
PUT OPTIONS WRITTEN - (0.4)% (Continued)
8	S&P 500 INDEX SPX US 11/17/23 P2750	GS	11/17/2023	$ 2,750	$ (2,200,000)	$ 39,880
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $281,693)					169,820

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $305,561)					$ 186,330

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(f)	Value and Unrealized Depreciation
162	CBOT 10 Year US Treasury Note			03/22/2023	$ 18,192,114	$ (143,714)
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LP	- Limited Partnership
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
SPDR	- Standard & Poor's Depositary Receipt

GS	Goldman Sachs

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Percentage rounds to greater than (0.1%).
(e)	Subject to call and put options written.
(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.